CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012
Operating activities
Net loss	$ (1,772,035)	$ (137,030)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (3,203,550)
Adjustments to reconcile net loss to net cash used in operating activities
Loan (expenses paid on behalf of the Company by third party)	0	0	0	5,000	5,000	5,000
Stock based compensation	708,376	0	979,880	0	979,880	1,688,256
Gain on settlement of debt	(107,004)	0				(107,004)
Cost of Offering	78,458	0				78,458
Change in fair value of derivative liability	(234,321)	0				(234,321)
Amortization of note discount	86,018	0	4,928	0	4,928	90,946
Prepaid expense	(24,961)	(2,374)	(338)	(862)	(1,200)	(26,161)
Advance payment on related party lease	(166,666)	0				(166,666)
Accrued interest	24,328	6,789	13,358	3,555	19,130	43,457
Accounts payable - related party	(1,330)	(1,000)	9,921	0	10,921	9,591
Accounts payable and accrued liabilities	143,894	24,630	71,614	1,462	74,762	218,657
Net cash used in operating activities	(1,265,243)	(108,985)	(241,890)	(26,120)	(338,094)	(1,603,337)
Financing activities
Loans from third party	0	115,000				196,800
Notes payable from third party			115,000	35,000	196,800
Proceeds from issuance of convertible notes	870,000	0	450,000		450,000	1,320,000
Proceeds from exercise of options	35,000	0				60,000
Shares subscribed for cash	425,000	0	200,000	0	225,000	625,000
Net cash provided by financing activities	1,330,000	115,000	765,000	35,000	871,800	2,201,800
Investing activities
Security deposit	(1,000)	0	(1,500)	0	(1,500)	(2,500)
Net cash used in investing activities	(1,000)	0	(1,500)	0	(1,500)	(2,500)
Net increase in cash	63,757	6,015	521,610	8,880	532,206	595,963
Cash and cash equivalent - beginning of period	532,206	10,596	10,596	1,716	0	0
Cash and cash equivalent - end of period	595,963	16,611	532,206	10,596	532,206	595,963
Cash paid during the period for:
Interest	12,075	0	0	0	0	12,075
Income taxes	0	0				0
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	0	5,000	5,000	5,000
Cancellation of payable applied to option exercise price	140,000	0				140,000
Issuance of common stock upon conversion of notes payable and accrued interest	107,004	0				107,004
Beneficial Conversion Feature of convertible Debt		0	177,404		177,404	177,404
Fair value of warrants issued with convertible debentures	500,000	0				500,000
Conversion of accrued interest to common stock	$ 26,250	$ 0				$ 26,250